Other Receivables - Summary of Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other receivables	¥ 5,235	¥ 3,390
Other receivables	¥ 5,232	¥ 3,387
Weighted average annualized interest rate of term deposit	2.01%	3.22%
Gross carrying amount [member]
Disclosure of financial assets [line items]
VAT recoverable	¥ 3,684	¥ 1,404
Rebate receivables on aircraft acquisitions	699	749
Term deposits	313	568
Deposits for aircraft purchase		13
Interest receivables	1	33
Others	538	623
Allowance for Doubtful Accounts, Current [Member]
Disclosure of financial assets [line items]
Other receivables	¥ (3)	¥ (3)